S000053132 [Member] Average Annual Total Returns - UBS Select Government Preferred Fund	12 Months Ended	60 Months Ended	114 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.16%	3.15%	2.20%
Performance Inception Date			Jun. 28, 2016